CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	¥ 34,326,192	$ 4,976,830	¥ 6,426,715		¥ 22,421,189
Restricted cash	57,974,225	8,405,473	59,617,256		52,422,447
Total cash, cash equivalents and restricted cash in the statements of cash flows	¥ 92,300,417	$ 13,382,303	¥ 66,043,971	$ 9,575,476	¥ 74,843,636	¥ 33,345,857